GOODWILL AND INTANGIBLE ASSETS (Schedule of Estimated Future Annual Amortization Expense of Intangible Assets Acquired) (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
GOODWILL AND INTANGIBLE ASSETS [Abstract]
2014		5,843,527
2015		5,628,350
2016		3,106,285
2017		1,223,882
2018		564,101
Total		16,366,145	12,972,153
Amortization expense	$ 654,949	3,964,862	1,056,197	547,200